UNSECURED DEBT AND RELATED DERIVATIVES - 2023 debentures (Details) - CAD ($) $ in Thousands		12 Months Ended
	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 20, 2016
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 3,089,443	$ 3,074,685
Repayments of current borrowings		$ 0	$ 56,234
2023 Debentures
Unsecured debentures and term loans, net
Principal issued and outstanding				$ 400,000
Interest receipt rate				3.873%
Repayments of current borrowings	$ 400,000
Debt instrument settlement amount	$ 18,500